As filed with the Securities and Exchange Commission on April 29, 2003.


                    Registration No. 333-43554 and 811-10039


                SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/

      Pre-Effective Amendment No. ____                             /_/

      Post Effective Amendment No.  5                              /X/

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

      Amendment No.  7                                             /X/

                                    J&B Funds
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
              (Registrant's Telephone Number, including Area Code)


        Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                                   64108-3306
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

/_/ immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/_/ on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/_/ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

--------------------------------------------------------------------------------

The Prospectus contained in Post-Effective Amendment No. 3 (File Nos. 333-43554 and 811-10039) filed on September 30, 2002 is incorporated herein by reference. The Supplements to the Prospectus, the Statement of Additional Information and Part C contained in Post-Effective Amendment No. 4 (File Nos. 333-43554 and 811-10039) filed on February 28, 2003 are incorporated herein by reference. The purpose of this Post-Effective Amendment No. 5 is to delay the effective date of the registration statement.

--------------------------------------------------------------------------------



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and the State of Missouri on the 29th day of April, 2003.


                                                  J&B Funds
                                                  (Registrant)

                                             By:  /s/STEPHEN S. SODEN
                                                  ------------------------------
                                                  Stephen S. Soden
                                                  President

     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.


Signature                   Title                            Date


/s/STEPHEN S.SODEN
-----------------------
Stephen S. Soden            Trustee, President and        April 29, 2003
                            Principal Executive Officer

/s/P. BRADLEY ADAMS
-----------------------     Trustee, Vice President,      April 29, 2003
P. Bradley Adams            Treasurer, Principal
                            Financial & Accounting Officer


Eric T. Jager*              Trustee                       April 29, 2003
-----------------------
Eric T. Jager


John A. MacDonald*          Trustee                       April 29, 2003
-----------------------
John A. MacDonald


Steve W. Panknin*           Trustee                       April 29, 2003
-----------------------
Steve W. Panknin


James R. Seward*            Trustee                       April 29, 2003
-----------------------
James R. Seward



         *By: /s/STEPHEN S. SODEN
              --------------------------------
              Stephen S. Soden
              Pursuant to Power of Attorney previously filed.